SEGMENT INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Net sales to unaffiliated customers
Net sales	$ 1,583.9	$ 1,504.9	$ 1,552.3	$ 1,498.9	$ 1,483.1	$ 1,447.0	$ 1,490.4	$ 1,443.0	$ 6,140.0	$ 5,863.5	$ 5,844.9
Property, plant and equipment, net
Property, plant and equipment, net	922.5				1,015.5				922.5	1,015.5	1,079.4
U.S.
Net sales to unaffiliated customers
Net sales									1,537.6	1,528.3	1,473.0
Property, plant and equipment, net
Property, plant and equipment, net	279.6				340.2				279.6	340.2	370.5
Europe
Net sales to unaffiliated customers
Net sales									1,958.4	1,851.1	1,994.8
Asia
Net sales to unaffiliated customers
Net sales									1,823.5	1,627.6	1,526.9
Latin America
Net sales to unaffiliated customers
Net sales									515.6	501.2	489.9
Other International
Net sales to unaffiliated customers
Net sales									304.9	355.3	360.3
International
Property, plant and equipment, net
Property, plant and equipment, net	$ 642.9				$ 675.3				$ 642.9	$ 675.3	$ 708.9